Shareholder Fees {- Fidelity Michigan Municipal Money Market Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Michigan Municipal Funds Combo PRO-10 | Fidelity Michigan Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none